Consolidated statements of operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Oil and natural gas sales	$ 115,448	$ 146,482	$ 243,237	$ 274,081	$ 530,041	$ 408,561	$ 292,387
Gain (loss) from oil and natural gas hedging activities	11,886	(6,806)	24,309	(13,561)	(27,452)	(29,393)	19,403
Other revenues		1,060		2,205	4,070	4,127	2,864
Total revenues	127,334	140,736	267,546	262,725	506,659	383,295	314,654
Costs and expenses:
Lease operating	32,719	31,748	63,668	59,304	121,420	106,127	94,070
Production tax	7,220	9,456	15,510	18,080	34,321	26,495	20,341
Depreciation, depletion and amortization	38,454	36,877	75,386	70,854	146,083	109,503	104,193
Loss on impairment of oil and natural gas properties							240,790
Loss on impairment of other assets						4,150
General and administrative	12,838	9,567	26,287	17,575	42,056	29,915	23,741
Litigation settlement							2,928
Other expenses		827		1,909	3,448	3,148	1,957
Total costs and expenses	91,231	88,475	180,851	167,722	347,328	279,338	488,020
Operating income (loss)	36,103	52,261	86,695	95,003	159,331	103,957	(173,366)
Non-operating income (expense):
Interest expense	(24,423)	(24,221)	(48,579)	(47,931)	(96,720)	(81,370)	(90,102)
Non-hedge derivative gains (losses)	72,528	47,296	62,065	(13,630)	34,408	38,595	11,169
Loss on extinguishment of debt	(21,696)		(21,696)	(20,576)	(20,592)	(2,241)
Financing costs						(1,812)	(2,169)
Other income and expenses	127	68	132	115	1,545	387	13,921
Net non-operating income (expense)	26,536	23,143	(8,078)	(82,022)	(81,359)	(46,441)	(67,181)
Income (loss) from continuing operations before income taxes	62,639	75,404	78,617	12,981	77,972	57,516	(240,547)
Income tax expense (benefit)	22,176	28,010	28,372	5,851	35,924	23,803	(89,777)
Income (loss) from continuing operations					42,048	33,713	(150,770)
Income from discontinued operations, net of related taxes							6,452
Net income (loss)	$ 40,463	$ 47,394	$ 50,245	$ 7,130	$ 42,048	$ 33,713	$ (144,318)